Leases (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands	Mar. 31, 2024 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 4,575
2026	4,575
2027 and after	2,781
Total lease payments	11,931
Less: Interest	(1,056)
Present value of lease liabilities	10,875
Less current portion, record in current liabilities	(3,938)
Present value of lease liabilities, Total	¥ 6,937